Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2025
Schedule of Group's investments in joint ventures
	06.30.2025	06.30.2024
Beginning of the year	180,350	192,028
Sale of interest in associates and joint ventures (i)	(3,737)	(36,522)
Capital contributions (Note 30)	35	-
Share of profit	27,924	47,454
Currency translation adjustment	95	(115)
Dividends (Note 30)	(26,744)	(22,495)
Transfers from/to financial assets (iii)	349	-
Decrease of interest (iv)	(148)	-
End of the year (ii)	178,124	180,350

Schedule of additional information related to the Groups investment
Name of the entity	% ownership interest		Value of Group's interest in equity		Group's interest in comprehensive (loss) / income
	06.30.2025	06.30.2024	06.30.2025	06.30.2024	06.30.2025	06.30.2024	06.30.2023
Associates and joint ventures
New Lipstick	49.96%	49.96%	1,472	1,506	(34)	(43)	(342)
BHSA (1)	29.12%	29.89%	133,840	144,704	13,639	40,782	15,969
BACS	37.72%	37.72%	11,044	10,594	450	3,307	(608)
Nuevo Puerto Santa Fe	50.00%	50.00%	8,503	6,205	2,686	407	590
Quality (2)	-	-	-	-	-	-	(7,169)
La Rural SA	50.00%	50.00%	21,019	14,804	11,175	10,543	3,652
GCDI	-	27.39%	-	1,793	519	(7,918)	841
Other joint ventures	N/A	N/A	2,246	744	(416)	261	386
Total associates and joint ventures			178,124	180,350	28,019	47,339	13,319

Schedule of financial information of the joint ventures considered to be material
					Latest financial statements issued
Name of the entity	Place of business / Country of incorporation	Main activity	Common shares 1 vote		Share capital (nominal value)		(Loss) / profit for the year		Shareholders’ equity
Associates and joint ventures
New Lipstick	USA	Real estate	23,631,037	(*)	47	(*)	(3	)(*)	(50)
BHSA (1)	Argentina	Financial	436,780,922	(**)	1,500	(**)	46,554	(**)	447,483
BACS	Argentina	Financial	33,125,751	(**)	88	(**)	1,193	(**)	29,276
Nuevo Puerto Santa Fe	Argentina	Real estate	138,750		28		5,373		16,429
La Rural SA	Argentina	Organization of events	714,998	(**)	1	(**)	22,676	(**)	41,882
	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Net assets	% of ownership interest held	Interest in associate and joint venture	Goodwill and others	Book value
	06.30.2025
Associates
BHSA	1,766,165	1,698,791	2,989,440	10,594	464,922	29.12%	135,385	(1,545)	133,840
Joint ventures
Nuevo Puerto Santa Fe	4,562	20,101	1,350	6,883	16,430	50.00%	8,215	288	8,503
.
	06.30.2024
Associates
BHSA	2,277,728	860,495	2,588,620	59,334	490,269	29.89%	146,541	(1,837)	144,704
GCDI	39,052	124,995	92,175	65,197	6,675	27.39%	1,828	(35)	1,793
Joint ventures
Nuevo Puerto Santa Fe	2,994	14,966	1,009	5,121	11,830	50.00%	5,915	290	6,205
	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Dividend distribution	Cash of operating activities	Cash of investing activities	Cash of financing activities	Changes in cash and cash equivalents
	06.30.2025
Associates
BHSA	985,517	46,554	46,554	(71,360)	144,466	(2,662)	64,445	206,249
Joint ventures
Nuevo Puerto Santa Fe	6,295	5,373	5,373	(774)	3,027	(1,693)	(799)	535

	06.30.2024
Associates
BHSA	2,446,515	136,357	136,357	402,351	342,658	(3,352)	(65,939)	273,367
GCDI	51,855	(16,870)	(11,010)	-	(1,195)	1,351	(954)	(798)
Joint ventures
Nuevo Puerto Santa Fe	5,694	815	815	(1,232)	1,203	191	(1,634)	(240)